Earnings per share - Schedule of weighted average number of ordinary shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Earnings per share [line items]
Beginning of period (in shares)	202,233,997
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	(8,017,162)
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	194,216,835		202,233,997
Weighted number of shares
Weighted average number of shares (basic) (in shares)	197,886,375	201,828,035	202,233,997
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	(4,347,622)
Withdrawal of treasury shares (in shares)	0
Increase (decrease) in weighted number of shares through transfer of treasury shares (in shares)	0
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	220,024,713
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	220,024,713		220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	17,790,716
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	8,017,162
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	25,807,878		17,790,716